Document and Entity Information	Apr. 05, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP. II
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41224
Entity Tax Identification Number	87-1013956
Entity Address, Address Line One	6 St Johns Lane, Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001893219
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Series A common stock, $0.0001 par value, andone-halfof one redeemable warrant
Trading Symbol	ACABU
Security Exchange Name	NASDAQ
Series A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Series A common stock included as part of the units
Trading Symbol	ACAB
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	ACABW
Security Exchange Name	NASDAQ